LEASES (Narrative) (Details) - Offices and Cars [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Remaining lease term	8 years 1 month 6 days
Extended period of lease term	9 years
Operating lease expenses	$ 1,095
Operating lease expenses within 12 months or less	$ 201